Delaware
Investments(SM)
-------------------------------------
A member of Lincoln Financial Group(R)


{Fixed Income Artwork}

FIXED INCOME

Semi-Annual Report
2002

DELAWARE
Tax-Free Money Fund

[GRAPHIC OMITTED]

A Commitment
  to Our Investors

Experience

 o Our seasoned investment professionals average 11 years experience, bringing a wealth of knowledge and expertise to our management team.

 o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a wide range of economic and market environments.

Performance

 o We strive to deliver consistently good performance in all asset classes.

 o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service

 o We are committed to providing the highest standards of client service.

 o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

 o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification

 o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

 o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware and its affiliates managed approximately $80 billion in assets as of September 30, 2001.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)Delaware Distributors, L.P.

Table
  of Contents

Letter to Shareholders                         1
New at Delaware                                2
Performance Summary                            3
Financial Statements:
  Statement of Net Assets                      4
  Statement of Operations                      6
  Statements of Changes in Net Assets          7
  Financial Highlights                         8
  Notes to Financial Statements               10

Letter
  to Shareholders

Delaware Tax-Free Money Fund
November 13, 2001

Recap of Events

The six months ended October 31, 2001, were quite challenging for investors, as the economy continued to weaken and reports of missed corporate earnings translated into poor performance among equities. As companies posted profit warnings and experienced slower revenue growth, stock investors started to feel the pressures of a declining market.

As investors searched for more secure investment vehicles, money market funds clearly became more appealing. For example, in August alone, $8.4 billion flowed into retail money market funds, while money market funds in general collected more than $32 billion of assets (Source: Investment Company Institute). During periods of uncertainty, investors often look to protect their assets with less volatile, higher-quality investments. Money market funds attempt to keep their net asset values at $1 per share, unlike equity and longer-term bond funds.

In an attempt to boost the economy, the Federal Reserve drastically reduced the federal funds rate during the period, as it has been doing since the beginning of 2001. The continued short-term interest rate reductions have generally served to reduce yields offered by money market funds. The last rate reduction during our fiscal period took place on September 17, 2001.

As most Americans are aware, the terrorist attacks of September 11th brought about a new series of trials for our country, and for the financial markets as well. America's war on terrorism has far reaching implications for both U.S. policymaking and for the economy. As of this report, it is still unclear what effects it will have in the long run.

Delaware Tax-Free Money Fund posted a total return of +0.82% (Class A shares with dividends reinvested) for the six-month period ended October 31, 2001. Delaware Tax-Free Money Fund's daily yield as of October 31, 2001 was 1.16%, while its seven-day yield was 1.09%. In comparison, the two-year Treasury note yielded 2.42%, while six-month Treasury bills were yielding 2.15%.*

Market Outlook

We believe more interest rate cuts are likely in the near future. We also expect that the previous rate reductions will be having an effect soon, as it typically takes about six to nine months for adjustments to be felt within the economy. We believe that money market funds like Delaware Tax-Free Money Fund can serve as a temporary investment alternative to the volatile markets we have been experiencing over the past year.

It is important for investors to re-examine their long-range objectives and investment time horizons while pursuing their investment goals. Regardless of the short-term future of interest rates, we believe Delaware Tax-Free Money Fund will continue to be an important short-term investment vehicle offering reduced risk and stability of principal.

Thank you for your continued confidence in Delaware Investments.

Sincerely,

/s/ Charles E. Haldeman, Jr.
----------------------------
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds

/s/ David K. Downes
----------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Total Return
For the period ended October 31, 2001                             Six Months
Delaware Tax-Free Money Fund-- Class A Shares                       +0.82%
U.S. Consumer Price Index                                           +0.91%
Lipper Tax-Exempt Money Market Funds Average (139 funds)            +1.05%
--------------------------------------------------------------------------------
 All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of dividends. Performance information for all Fund classes can be found on page 3. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. The Lipper category represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.
*Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. government.

New
  at Delaware

Get a Jump on 2001 Taxes With Delaware's
Online Account Access Feature!

Why wait for your year-end statement to arrive before you start your tax planning? Get a head start on your tax preparation for 2001.

You can review all of your 2001 Delaware Investments account transactions online at anytime by using Delaware's online Account Access feature. Register for online Account Access and start planning your tax strategy before the end of the year. And if you use Quicken(R) TurboTax(R) to prepare your taxes, this year you can make tax preparation even easier. Delaware Investments has joined TurboTax Connect to offer shareholders Intuit's Instant Data Entry.

The Instant Data Entry feature helps you complete your tax forms by quickly, securely, and accurately retrieving common tax information -- dividends and transactions -- from Delaware Investments and instantly entering that information in the correct forms in TurboTax. The Instant Data Entry feature is included in all individual 1040 versions of TurboTax.

To use Instant Data Entry, you must be registered for Delaware's online Account Access feature. Account Access is a password-protected area of the Delaware Investments web site that gives you access to your account information and allows you to perform account transactions in a secure environment.

For more information about Delaware's online Account Access feature and Instant Data Entry, call our Shareholder Service Center at 800 523-1918. Shareholder representatives are available Monday through Friday from 8:00 a.m. to 8:00 p.m., Eastern Time. You can also register for online Account Access by visiting our web site at www.delawareinvestments.com.

Delaware
       Tax-Free Money Fund

Fund Basics

As of October 31, 2001
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$26.17 million
--------------------------------------------------------------------------------
Number of Holdings:
30
--------------------------------------------------------------------------------
Fund Start Date:
September 17, 1981
--------------------------------------------------------------------------------
Your Fund Manager:
Michael P. Buckley was formerly a Vice President and Municipal Credit Analyst for T. Rowe Price Associates, Inc. He also has served as an Assistant Director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the Center's financial advisory business. Mr. Buckley is a member of the National Federation of Municipal Analysts and past Treasurer of the Municipal Bond Club of Baltimore.
--------------------------------------------------------------------------------
Nasdaq Symbol:
Class A DTFXX
--------------------------------------------------------------------------------
CUSIP Number:
Consultant Class 245911201

Fund Performance
Average Annual Total Returns

Through October 31, 2001                                             SEC 7-day
                    Lifetime   10 Years  Five Years   One Year         yield
--------------------------------------------------------------------------------
Class A
 (Est. 9/17/81)       +3.79%     +2.52%     +2.62%      +2.20%          +1.09%
Consultant Class
 (Est. 3/15/88)+      +3.76%     +2.52%     +2.62%      +2.20%          +1.09%
--------------------------------------------------------------------------------
U.S. Consumer
 Price Index          +3.26%*    +2.61%     +2.34%      +2.13%
Lipper Tax-Exempt
 Money Market
 Funds Average
 (139 funds)          +4.06%*    +2.82%     +2.97%      +2.64%
--------------------------------------------------------------------------------

 All performance shown above assumes reinvestment of all dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. The Lipper category represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). Past performance is not a guarantee of future results.

+Total return for Consultant Class shares for the periods prior to March 15, 1988, is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees, however, the Board of Trustees for the Fund has suspended 12b-1 plan payments effective June 1, 1990.

*Assumes a start date of September 30, 1981.

 The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Potential Benefits of Delaware Tax-Free
Money Fund

Delaware Tax-Free Money Fund invests in short-term municipal money market securities issued by states, U.S. territories, and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

 o Relative Safety -- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

 o Check writing privileges -- You have the ability to write checks against your account;*

 o Current income -- The Fund seeks stability of your principal; and

 o Convenient access to other funds in the Delaware Investments Family of Funds -- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund. Find out how we can help shape your future today.

 *For investors of Class A shares only.

**When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

Statement
   of Net Assets

Delaware Tax-Free Money Fund
October 31, 2001 (Unaudited)
                                                     Principal     Market
                                                       Amount       Value
*Variable-Rate Demand Notes - 68.23%
 Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue (Childrens Hospital
   Pittsburgh) - Series B
   2.05% 12/1/15 (MBIA)                              $ 430,000     $ 430,000
 Bell County, Texas Health Facilities
   Development Revenue
   (Southern Healthcare System)
   2.15% 12/1/19
   (LOC, Bank One Texas)                             1,100,000     1,100,000
 Chester County, Pennsylvania
   Health & Higher Education Facilities
   Authority Revenue
   (Simpson Meadows Project)
   2.15% 10/1/30
   (LOC, Allied Irish Bank PLC)                      1,000,000     1,000,000
 Frederick County, Maryland
   Educational Facilities Revenue
   (Hood College) 2.10% 6/1/18
   (LOC, Wachovia Bank)                              1,200,000     1,200,000
 Frederick County, Maryland
   Retirement Community Revenue
   (Buckingham's Choice Inc.)
   2.10% 1/1/27 (LOC, LaSalle
   National Bank; Parent:
   ABN AMRO Bank)                                    1,100,000     1,100,000
 Illinois Health Facilities Authority
   Revenue (Swedish Covenant
   Hospital) Series A 2.05% 8/15/29
   (SPA, Harris Trust & Savings Bank;
   Parent: Bank of Montreal) (AMBAC)                   500,000       500,000
 Lancaster, Pennsylvania
   Industrial Development Authority
   Revenue (Garden Spot Village)
   Project B 2.00% 5/1/31
   (LOC, Suntrust Bank)                              1,000,000     1,000,000
 Maryland State Health & Higher
   Educational Facilities Authority
   Revenue (Mercy Ridge)
   2.15% 4/1/31 (LOC, AllFirst Bank
   of Maryland)                                        900,000       900,000
 Maryland State Health & Higher
   Educational Facilities Authority
   Revenue (North Arundel Hospital)
   Series A 2.10% 7/1/32
   (LOC, Mellon Bank, N.A.)                            950,000       950,000
 Mesa, Arizona Industrial Development
   Authority Revenue (Discovery Health) -
   Series B 1.98% 1/1/29 (MBIA)
   (SPA, JP Morgan Chase, formerly
   Chase Manhattan Bank)                             1,100,000     1,100,000
 Montgomery County, Pennsylvania
   Higher Education & Health Authority
   Revenue (Philadelphia Geriatric Center)
   Series B 2.15% 12/1/33
   (LOC, Allied Irish Bank PLC)                      1,200,000     1,200,000
                                                     Principal     Market
                                                       Amount       Value
*Variable-Rate Demand Notes (continued)
 Montgomery County, Pennsylvania
   Industrial Development Authority
   Revenue (Quaker Chemical Corporation
   Project) 2.35% 12/1/14
   (LOC, ABN AMRO Bank)                             $1,040,000    $1,040,000
 Morgantown, Kentucky Health Care
   Facilities Revenue Reference
   (Southern Healthcare System)
   Project A 2.15% 12/1/19
   (LOC, Bank One Texas)                               850,000       850,000
 New Hampshire State Business Finance
   Authority Revenue (Foundation for
   Seacoast Health) Series A
   2.10% 6/1/28 (LOC, Fleet Bank)                    1,330,000     1,330,000
 Pennsylvania State Higher Educational
   Facilities Authority Revenue
   (Association of Independent
   Colleges and Universities -
   Harcum College) Series A5
   2.05% 4/1/17 (LOC, Allied Irish
   Banks PLC)                                          900,000       900,000
 Pennsylvania State Higher Educational
   Facilities Authority Revenue
   (Association of Independent
   Colleges and Universities -
   Moravian College)
   Series E2 2.05% 11/1/19
   (LOC, PNC Bank)                                     200,000       200,000
 Pennsylvania State Higher Educational
   Facilities Authority Revenue
   (Association of Independent Colleges
   and Universities - Moore College)
   Series F1 2.05% 5/1/20
   (LOC, PNC Bank)                                     300,000       300,000
 Philadelphia, Pennsylvania Hospitals
   & Higher Education Facilities
   Authority Revenue - Philadelphia School -
   Series A-3 2.15% 3/1/19
   (LOC, First Union National Bank)                    500,000       500,000
 Philadelphia, Pennsylvania Hospitals &
   Higher Education Facilities Authority
   Revenue - Temple East Inc. -
   Series B 2.15% 6/1/14
   (LOC, First Union National Bank)                  1,000,000     1,000,000
 Pittsburgh, Pennsylvania Urban
   Redevelopment Authority
   (Wood Street Commons Project)
   2.75% 12/1/16 (AMT)
   (LOC, Pittsburgh National Bank)                   1,255,000     1,255,000
                                                                  ----------
 Total Variable-Rate Demand Notes
   (cost $17,855,000)                                             17,855,000
                                                                  ----------

Statement
  of Net Assets (continued)

Delaware Tax-Free Money Fund
                                                     Principal     Market
                                                       Amount       Value
Municipal Bonds - 17.60%
  Fairfax County, Virginia Public
    Improvement Series A
    5.00% 6/1/02
    (State Aid Withholding)                          $ 650,000     $ 660,466
 +Gadsden East, Alabama Medical
    Clinic Board Revenue
    (Baptist Hospital of Gadsden Inc)
    Series A 7.80% 11/1/21-01                        1,000,000     1,020,000
  Hawaii State Refunding -
    Series CI 4.10% 11/1/01                            500,000       500,000
  Honolulu, Hawaii - Series A
    5.00% 11/1/01 (FGIC)
    (Escrowed to Maturity)                             625,000       625,000
  Illinois State Toll Highway Authority
    Toll Highway Priority Revenue
    Reference - Series A 4.75% 1/1/02                  750,000       752,328
 +Massachusetts State Water Resource
    Authority Series A 6.75% 7/15/12-02                500,000       524,558
 +Michigan State Building Authority
    Revenue - Series I
    5.625% 10/1/10-02                                  500,000       524,276
                                                                   ---------
 Total Municipal Bonds (cost $4,606,628)                           4,606,628
                                                                   ---------
**Put Bonds - 4.78%
  Oklahoma State Water Resources
    Board State Loan Program Revenue
    2.45% 3/1/02
    (SPA, Bayerische LandesBank
    Girozentrale)                                    1,250,000     1,250,000
                                                                   ---------
  Total Put Bonds (cost $1,250,000)                                1,250,000
                                                                   ---------


Commercial Paper - 9.17%
  Chesapeake, Virginia Industrial
     Development Authority Revenue
     (Virginia Electric & Power Co.)
     2.05% 12/3/01
     (LOC, JP Morgan Chase,
     formerly Chase Manhattan Bank)                  1,200,000     1,200,000
  Delaware County, Pennsylvania
    Industrial Development Authority
    Pollution Control Revenue
    (Philadelphia Electric Company)
    Series A 2.00% 12/5/01
    (LOC, JP Morgan Chase,formerly
    Chase Manhattan Bank) (FGIC)                     1,200,000     1,200,000
                                                                   ---------
  Total Commercial Paper (cost $2,400,000)                         2,400,000
                                                                   ---------

  Total Market Value of Securities - 99.78%
    (cost $26,111,628)++                                         $26,111,628
  Receivables and Other Assets
    Net of Liabilities - 0.22%                                        58,337
                                                                 -----------
  Net Assets Applicable to 26,169,965
    Shares Outstanding - 100.00%                                 $26,169,965
                                                                 ===========
  Net Asset Value - Delaware Tax Free
    Money Fund Class A
    ($24,189,375 / 24,189,375 Shares)                                  $1.00
                                                                       -----
  Net Asset Value - Delaware Tax Free
    Money Fund Consultant Class
    ($1,980,590 / 1,980,590 Shares)                                    $1.00
                                                                       -----
 *The rates shown are the rates in effect as of 10/31/01.

**Put Bonds - Securities are variable rate and the maturity date shown is the same as the put date.

 +For Pre-Refunded Bonds the stated maturity is followed by the year in which each bond is pre-refunded.

++Also the cost for federal income tax purposes.

  Summary of Abbreviations:
  AMBAC - Insured by the AMBAC Indemnity Corporation
  AMT - Subject to Alternative Minimum Tax
  FGIC - Insured by the Financial Guaranty Insurance Company
  LOC - Letter of Credit
  MBIA - Insured by the Municipal Bond Insurance Association
  SPA - Stand-by Purchase Agreement

  See accompanying notes

Statement
  of Operations

Delaware Tax-Free Money Fund
Six Months Ended October 31, 2001

Investment Income:
  Interest
                                                                                $371,993
                                                                                --------

Expenses:
  Management fees                                                 $61,151
  Registration fees                                                30,912
  Dividend disbursing and transfer agent fees and expenses         17,640
  Reports and statements to shareholders                           14,040
  Professional fees                                                13,819
  Accounting and administration                                     6,015
  Trustees' fees                                                    3,682
  Custodian fees                                                      128
  Other                                                             5,590
                                                                  -------
                                                                                 152,977
  Less expenses paid indirectly                                                     (331)
                                                                                 -------
Total expenses                                                                   152,646

Net Investment Income                                                            219,347
                                                                                --------

Net Increase in Net Assets Resulting from Operations                            $219,347
                                                                                ========

See accompanying notes

Statements
  of Changes in Net Assets


Delaware Tax-Free Money Fund

                                                                                 Six Months
                                                                                   Ended
                                                                                  10/31/01                       Year Ended
                                                                                 (Unaudited)                      4/30/01

Increase in Net Assets from Operations:
  Net investment income                                                            $219,347                       $794,243
                                                                                -----------                    -----------

Dividends to Shareholders from:
  Net investment income:
    Class A                                                                        (209,032)                      (762,715)
    Consultant Class                                                                (10,315)                       (31,528)
                                                                                -----------                    -----------
                                                                                   (219,347)                      (794,243)
                                                                                -----------                    -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                       8,472,176                     21,388,128
    Consultant Class                                                              1,586,474                      1,508,655

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                         203,162                        726,607
    Consultant Class                                                                 10,297                         31,578
                                                                                -----------                    -----------
                                                                                 10,272,109                     23,654,968
                                                                                -----------                    -----------

  Cost of shares repurchased:
    Class A                                                                      (9,595,760)                   (23,746,846)
    Consultant Class                                                               (650,075)                    (1,692,462)
                                                                                -----------                    -----------
                                                                                (10,245,835)                   (25,439,308)
                                                                                -----------                    -----------
Increase (decrease) in net assets derived from capital share transactions            26,274                     (1,784,340)
                                                                                -----------                    -----------

Net Increase (decrease) In Net Assets                                                26,274                     (1,784,340)

Net Assets:
  Beginning of period                                                            26,143,691                     27,928,031
                                                                                -----------                    -----------
  End of period                                                                 $26,169,965                    $26,143,691
                                                                                ===========                    ===========

See accompanying notes

Financial
   Highlights


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Tax-Free Money Fund Class A
                                                          Six Months
                                                            Ended                          Year Ended
                                                           10/31/01         4/30/01  4/30/00  4/30/99   4/30/98   4/30/97
                                                         (Unaudited)(2)
Net asset value, beginning of period                        $1.000          $1.000   $1.000   $1.000    $1.000    $1.000

Income from investment operations:
Net investment income                                        0.008           0.030    0.026    0.024     0.028     0.028
                                                            ------          ------   ------   ------    ------    ------
Total from investment operations                             0.008           0.030    0.026    0.024     0.028     0.028
                                                            ------          ------   ------   ------    ------    ------


Less dividends from:
Net investment income                                       (0.008)         (0.030)  (0.026)  (0.024)   (0.028)   (0.028)
                                                            ------          ------   ------   ------    ------    ------
Total dividends                                             (0.008)         (0.030)  (0.026)  (0.024)   (0.028)   (0.028)
                                                            ------          ------   ------   ------    ------    ------

Net asset value, end of period                              $1.000          $1.000   $1.000   $1.000    $1.000    $1.000
                                                            ======          ======   ======   ======    ======    ======


Total return(1)                                              0.82%           3.06%    2.61%    2.40%     2.78%     2.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $24,189         $25,110  $26,742  $28,136   $30,264   $32,659
Ratio of expenses to average net assets                      1.13%           1.05%    0.99%    1.02%     0.91%     0.82%
Ratio of net investment income to average net assets         0.25%           3.02%    2.59%    2.37%     2.75%     2.75%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
   Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware Tax-Free Money Fund Consultant Class

                                                          Six Months
                                                             Ended                             Year Ended
                                                            10/31/01       4/30/01  4/30/00  4/30/99   4/30/98   4/30/97
                                                          (Unaudited)(2)
Net asset value, beginning of period                        $1.000          $1.000   $1.000   $1.000    $1.000    $1.000

Income from investment operations:
Net investment income                                        0.008           0.030    0.026    0.024     0.028     0.028
                                                            ------          ------   ------   ------    ------    ------
Total from investment operations                             0.008           0.030    0.026    0.024     0.028     0.028
                                                            ------          ------   ------   ------    ------    ------


Less dividends from:
Net investment income                                       (0.008)         (0.030)  (0.026)  (0.024)   (0.028)   (0.028)
                                                            ------          ------   ------   ------    ------    ------
Total dividends                                             (0.008)         (0.030)  (0.026)  (0.024)   (0.028)   (0.028)
                                                            ------          ------   ------   ------    ------    ------


Net asset value, end of period                              $1.000          $1.000   $1.000   $1.000    $1.000    $1.000
                                                            ======          ======   ======   ======    ======    ======


Total return(1)                                              0.82%           3.06%    2.61%    2.40%     2.78%     2.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $1,981          $1,034   $1,186   $1,373    $4,573    $1,529
Ratio of expenses to average net assets                      1.13%           1.05%    0.99%    1.02%     0.91%     0.82%
Ratio of net investment income to average net assets         0.25%           3.02%    2.59%    2.37%     2.75%     2.75%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

(2) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Notes
  to Financial Statements

Delaware Tax-Free Money Fund
October 31, 2001 (Unaudited)

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware business trust and currently offers one series, the Delaware Tax-Free Money Fund (the "Fund"). These financial statements and the related notes pertain to the Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers two classes of shares, the Delaware Tax-Free Money Fund Class A and the Delaware Tax-Free Money Consultant Class. Neither class has a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and market premiums are accreted to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $313 for the period ended October 31, 2001. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended October 31, 2001 were approximately $18. The expenses paid under the above arrangements are included in their respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated daily at the following rates; 0.45% on the first $500 million of average daily net assets, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future.

At October 31, 2001, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                           $3,086

Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC                      1,516

Other expenses payable to DMC and affiliates                        2,840

Notes
  to Financial Statements (continued)

Delaware Tax-Free Money Fund

3. Capital Shares
Transactions in capital shares were as follows:

                                     Six Months
                                       Ended           Year
                                      10/31/01         Ended
                                     (Unaudited)      4/30/01
Shares sold:
  Class A                            8,472,176      21,388,128
  Consultant Class                   1,586,474       1,508,655

Shares issued upon reinvestment
  of dividends:
  Class A                              203,162         726,607
  Consultant Class                      10,297          31,578
                                   -----------     -----------
                                    10,272,109      23,654,968
                                   -----------     -----------
Shares repurchased:
  Class A                           (9,595,760)    (23,746,846)
  Consultant Class                    (650,075)     (1,692,462)
                                   -----------     -----------
                                   (10,245,835)    (25,439,308)
                                   -----------     -----------
Net Increase (decrease)                 26,274      (1,784,340)
                                   ===========    ============

4. Market and Credit Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

Delaware Investments
  Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
  (formerly Delaware International Equity Fund)

Blend Mutual Funds
Delaware Balanced Fund
Delaware Core Equity Fund
 (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund
Foundation Funds
  Delaware Balanced Portfolio
  Delaware Growth Portfolio
  Delaware Income Portfolio

Fixed Income Group
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Minnesota Insured Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
-------------------------------------
A member of Lincoln Financial Group(R)


This semi-annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Charles E. Haldeman, Jr.
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Walter P. Babich
Board Chairman
Citadel Constructors, Inc.
King of Prussia, PA

David K. Downes
President  and Chief  Executive  Officer
Delaware  Investments
Family of Funds
Philadelphia, PA

John H. Durham
Private Investor
Gwynedd Valley, PA

John A. Fry
Executive Vice President
University of Pennsylvania
Philadelphia, PA

Anthony D. Knerr
Consultant
Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

Affiliated Officers
William E. Dodge
Executive Vice President and
Chief Investment Officer, Equity
Delaware Investments Family of Funds
Philadelphia, PA

Jude T. Driscoll
Executive Vice President and
Head of Fixed Income
Delaware Investments Family of Funds
Philadelphia, PA

Richard J. Flannery
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

Contact Information
Investment Manager
Delaware Management Company
Philadelphia, PA

International Affiliate
Delaware International Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7057

For Shareholders
800 523-1918

For Securities Dealers
800 362-7500

For Financial Institutions Representatives Only
800 659-2265

Website
www.delawareinvestments.com


(5312)                                                       Printed in the USA
SA-006 [10/01] CG 12/01                                                   J7639